Related Party Transactions and Balances - Schedule of Balances Due to Related Parties (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Steel Magnolia Investment Ltd [Member]
Schedule of Balances Due to Related Parties [Line Items]
Due to related parties	$ 49,640
Li Xia Du [Member]
Schedule of Balances Due to Related Parties [Line Items]
Due to related parties	29,185	518,763
Related Party [Member]
Schedule of Balances Due to Related Parties [Line Items]
Due to related parties	$ 78,825	$ 518,763